Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,526	$ 1,240
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	2,428	2,219
Fair value of plan assets	1,539	1,332
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	418	412
Fair value of plan assets	145	152
Other
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	455	431
Fair value of plan assets	$ 0	$ 0